Investments in joint ventures	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
Investments in joint ventures
Investments in joint ventures

The table below lists the Group’s investment in joint ventures for the years ended December 31 2018 and 2017:

		% of ownership interest held
Name of the entity	Country of incorporation and operation	2018	2017
CHS AGRO S.A.	Argentina	50%	50%

On February 26, 2013, the Group formed CHS AGRO, a joint venture with CHS Inc. CHS Inc. is a leading farmer-owned energy, grains and foods company based in the United States. The Group holds a 50% interest in CHS AGRO. On October 2014, CHS AGRO finished its sunflower processing plant in the city of Pehuajo, Province of Buenos Aires, Argentina.

In January 2019, the Company acquired, the remaining 50% of CHS Agro S.A. a joint venture between the Company and CHS Argentina S.A. After this acquisition, the Company own 100% of CHS Agro S.A. which has since been renamed as Girasoles del Plata S.A. (See Note 22). Thus, the Company is not part of any Joint Venture as of December 31, 2019.

The following amounts represent the assets (including goodwill) and liabilities, and income and expenses of the joint ventures:

2018
Assets:
Non-current assets	9,860
Current assets	6,710
16,570
Liabilities:
Non-current liabilities	25,949
Current liabilities	18,622
44,571
Net liabilities of joint venture	(28,001)

	2018	2017
Income	9,305	14,879
Expenses	(31,989)	(22,657)
Loss before income tax	(22,684)	(7,778)